Schedule of Gross Loans Receivable, Commitment Value and ACL Credit Rank Loan Pool Category (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross	$ 61,293	$ 60,974
Total Commitment Value	86,556
Total Allowance for Credit Loss	699
Construction Loans [Member] | A Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross	40,252
Total Commitment Value	59,075
Total Allowance for Credit Loss	215
Construction Loans [Member] | B Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross	5,718
Total Commitment Value	10,339
Total Allowance for Credit Loss	33
Construction Loans [Member] | C Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross
Total Commitment Value
Total Allowance for Credit Loss
Development Loans [Member] | A Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross	8,787
Total Commitment Value	9,793
Total Allowance for Credit Loss	4
Development Loans [Member] | B Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross	172
Total Commitment Value	511
Total Allowance for Credit Loss
Development Loans [Member] | C Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross	452
Total Commitment Value	454
Total Allowance for Credit Loss	10
Unsecured Loans [Member]
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross	86
Total Commitment Value	81
Total Allowance for Credit Loss	86
Secured Loans [Member]
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross	5,826
Total Commitment Value	6,303
Total Allowance for Credit Loss	$ 351